Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value (usd per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	15,161,600	15,155,200	13,611,974
Common Stock, Shares, Outstanding	15,161,600	15,155,200	13,611,974
Redeemable common stock, par value, $0.001 per share	$ 0.001	$ 0.001	$ 0.001